Gains and Losses on derecognition of Financial Assets measured at Amortized Cost (Detail: Text Value) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derecognition of Financial Assets at amortized cost [Abstract]
Total Derecognition	€ 93	€ 78